Eaton Vance

New York Municipal Bond Fund

June 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 158.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 9.7%
New York State Environmental Facilities Corp., 5.00%, 10/15/39	$4,110	$4,220,929
New York State Environmental Facilities Corp., Clean Water and Drinking Water, 4.00%, 6/15/46(1)	17,500	19,159,176

		$23,380,105

Education — 20.9%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/30	$200	$227,217
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	105	119,170
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/34	200	226,282
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	1,935	2,125,752
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2014, 5.00%, 9/1/32	200	226,842
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/21	950	1,013,983
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/31	800	848,568
Hempstead Local Development Corp., (Adelphi University), 5.00%, 6/1/32	300	317,973
New York City Cultural Resources Trust, (The Juilliard School), 5.00%, 1/1/38	600	745,338
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	2,000	2,471,820
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,353,604
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,616,500
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	6,975	7,219,962
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	2,000	2,433,640
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,064,200
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	100	110,043
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	1,110	1,113,052
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,707,425
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,253,325
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	346,678
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	250	268,093
New York Dormitory Authority, (The New School), 5.00%, 7/1/46	1,660	1,926,579
New York Dormitory Authority, (The New School), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,250	6,518,187
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	3,820	4,342,194

		$50,596,427

Electric Utilities — 2.9%
Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/37	$1,500	$1,833,900
Utility Debt Securitization Authority, 5.00%, 12/15/33	2,895	3,316,483
Utility Debt Securitization Authority, 5.00%, 12/15/36(1)	1,675	1,986,667

		$7,137,050

Escrowed/Prerefunded — 4.5%
Long Beach City School District, Prerefunded to 5/1/20, 4.50%, 5/1/26	$3,715	$3,818,797
Metropolitan Transportation Authority, Prerefunded to 11/15/20, 5.00%, 11/15/34	2,000	2,105,140
Metropolitan Transportation Authority, Prerefunded to 11/15/21, 5.25%, 11/15/38	3,430	3,761,132

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Escrowed to Maturity, 5.00%, 5/1/20	$1,065	$1,098,239

		$10,783,308

General Obligations — 10.9%
New York, 5.00%, 2/15/34(1)	$8,250	$8,722,643
New York City, 4.00%, 8/1/34	1,170	1,320,298
New York City, 4.00%, 12/1/41	2,100	2,351,790
New York City, 5.00%, 8/1/34(1)	10,000	11,269,400
Washingtonville Central School District, 0.05%, 6/15/35	950	590,881
Washingtonville Central School District, 0.05%, 6/15/36	950	563,958
Washingtonville Central School District, 0.05%, 6/15/37	950	542,336
Washingtonville Central School District, 0.05%, 6/15/38	950	522,244
Washingtonville Central School District, 0.05%, 6/15/39	695	369,267

		$26,252,817

Hospital — 10.7%
New York Dormitory Authority, (Catholic Health System Obligated Group), 4.00%, 7/1/40	$635	$687,857
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	755	778,851
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	1,000	1,031,540
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,825	10,420,788
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,773,825
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	4,495,117
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,380	6,812,054

		$26,000,032

Housing — 7.6%
New York City Housing Development Corp., 3.40%, 11/1/39	$1,000	$1,030,140
New York City Housing Development Corp., 3.55%, 11/1/44	1,270	1,306,576
New York City Housing Development Corp., 3.70%, 11/1/38	885	926,108
New York City Housing Development Corp., 3.80%, 11/1/43	1,675	1,749,354
New York City Housing Development Corp., 4.05%, 11/1/41	2,030	2,149,973
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	1,081,654
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	528,635
New York Housing Finance Agency, (FNMA), 3.95%, 11/1/37	1,000	1,062,790
New York Mortgage Agency, 3.60%, 10/1/34	2,000	2,109,260
New York Mortgage Agency, 4.10%, 10/1/38	4,300	4,672,294
Westchester County Local Development Corp., (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,722,465

		$18,339,249

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$895	$1,187,119
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,973,592

		$3,160,711

Insured – Education — 1.7%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$290,873
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	75	93,052
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	1,345	1,800,269

Security	Principal Amount (000’s omitted)	Value
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	$1,750	$1,969,782

		$4,153,976

Insured – Electric Utilities — 3.0%
New York Power Authority, (BHAC), 4.50%, 11/15/47(1)	$7,210	$7,223,987

		$7,223,987

Insured – Escrowed/Prerefunded — 2.0%
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 4.75%, 11/15/23	$2,290	$2,320,274
Brentwood Union Free School District, (AGC), Prerefunded to 11/15/19, 5.00%, 11/15/24	2,390	2,423,794

		$4,744,068

Insured – General Obligations — 8.7%
East Northport Fire District, (AGC), 4.50%, 11/1/20	$200	$200,528
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	200,492
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	200,492
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	200,490
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	1,005	1,007,111
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	1,050	1,052,299
Nassau County, (AGM), 5.00%, 7/1/42	1,000	1,202,060
Nassau County, (AGM), 5.00%, 4/1/43(1)	10,000	12,161,900
Oyster Bay, (AGM), 4.00%, 8/1/28	4,585	4,914,432

		$21,139,804

Insured – Hospital — 0.2%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$501,580

		$501,580

Insured – Lease Revenue/Certificates of Participation — 2.4%
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,452,124
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	1,023,434
Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	3,266,193

		$5,741,751

Insured – Special Tax Revenue — 1.6%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$2,685	$2,770,571
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	1,202,580

		$3,973,151

Insured – Transportation — 0.7%
Metropolitan Transportation Authority, Green Bonds, (AGM), 4.00%, 11/15/46	$1,500	$1,642,005

		$1,642,005

Lease Revenue/Certificates of Participation — 4.6%
Hudson Yards Infrastructure Corp., 4.00%, 2/15/44	$1,500	$1,631,625
Hudson Yards Infrastructure Corp., 5.00%, 2/15/42(1)	8,000	9,444,640

		$11,076,265

Other Revenue — 13.0%
Battery Park City Authority, 5.00%, 11/1/34	$4,625	$4,679,159

Security	Principal Amount (000’s omitted)	Value
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$6,000	$4,114,860
Brooklyn Arena Local Development Corp., (Barclays Center), 5.00%, 7/15/42	1,500	1,735,935
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/32(1)	10,000	11,800,000
New York City Transitional Finance Authority, (Building Aid), 5.00%, 7/15/37(1)	2,200	2,684,528
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,975	6,524,461

		$31,538,943

Senior Living/Life Care — 1.4%
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.00%, 11/1/24	$135	$152,597
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/25	325	376,240
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/26	200	235,684
Brookhaven Local Development Corp., (Jefferson’s Ferry), 5.25%, 11/1/36	970	1,119,234
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/34	200	232,198
Westchester County Local Development Corp., (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,373,232

		$3,489,185

Special Tax Revenue — 32.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, 5.00%, 11/15/31(1)	$10,000	$11,170,600
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/41	3,750	4,136,475
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 5/1/42	5,430	5,964,529
New York City Transitional Finance Authority, Future Tax Revenue, 4.00%, 8/1/42	2,100	2,295,174
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,544,000
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)	845	890,816
New York City Transitional Finance Authority, Future Tax Revenue, Prerefunded to 11/1/20, 5.50%, 11/1/35(1)	655	692,322
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	9,250	10,318,467
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	688,272
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/43	6,000	7,297,920
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	7,620	8,552,764
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,394,400
New York Thruway Authority, Miscellaneous Tax Revenue, Prerefunded to 4/1/20, 5.00%, 4/1/26	2,370	2,438,375
Sales Tax Asset Receivable Corp., 5.00%, 10/15/30(1)	8,900	10,487,582

		$77,871,696

Transportation — 11.8%
Metropolitan Transportation Authority, Green Bonds, 4.00%, 11/15/38	$2,855	$3,130,508
Nassau County Bridge Authority, 5.00%, 10/1/35	1,915	1,993,189
Nassau County Bridge Authority, 5.00%, 10/1/40	365	379,498
New York Thruway Authority, 4.00%, 1/1/36	2,500	2,798,375
New York Thruway Authority, 5.00%, 1/1/37	7,240	7,815,797
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	500	549,100
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	935,423
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	8,000	9,474,400
Port Authority of New York and New Jersey, 5.00%, 10/15/36(1)	1,200	1,453,332

		$28,529,622

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 7.0%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$819,273
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	542,070
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/46(1)	2,000	2,340,140
New York City Municipal Water Finance Authority, (Water and Sewer System), Prerefunded to 6/15/21, 5.00%, 6/15/44(1)	8,750	9,407,475
Suffolk County Water Authority, 4.00%, 6/1/41	1,150	1,280,422
Suffolk County Water Authority, 5.00%, 6/1/36(1)	2,000	2,494,220

		$16,883,600

Total Tax-Exempt Investments — 158.8% (identified cost $363,575,932)		$384,159,332

Other Assets, Less Liabilities — (58.8)%		$(142,243,857)

Net Assets — 100.0%		$241,915,475

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2019, 12.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 5.3% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guarantee Corp.

The Fund did not have any open derivative instruments at June 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$384,159,332	$—	$384,159,332
Total Investments	$—	$384,159,332	$—	$384,159,332

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.